Exhibit 99.1

USAA Auto Owner Trust 2017-1

Asset-Backed Notes

Sample Receivables Agreed-Upon Procedures

Report To:

USAA Acceptance, LLC

USAA Federal Savings Bank

United Services Automobile Association

31 August 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

USAA Acceptance, LLC

1105 North Market Street

Suite 1300

Wilmington, Delaware 19801

USAA Federal Savings Bank

10750 McDermott Freeway

San Antonio, Texas 78288

United Services Automobile Association

9800 Fredericksburg Road

San Antonio, Texas 78288

Re:	USAA Auto Owner Trust 2017-1 (the “Issuing Entity”)
Asset-Backed Notes (the “Notes”)
Sample Receivables Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by USAA Acceptance, LLC (the “Depositor”), USAA Federal Savings Bank (the “Sponsor”), United Services Automobile Association (“USAA”), Mizuho Securities USA LLC (“Mizuho Securities” or the “Lead Underwriter”) and RBC Capital Markets, LLC (“RBC Capital Markets,” together with the Depositor, Sponsor, USAA and Mizuho Securities, the “Specified Parties”), solely to assist the Depositor in evaluating the accuracy of certain information with respect to a pool of retail motor vehicle installment loans that are secured by new and used automobiles and light-duty trucks (the “Receivables”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “Pool_Listing_(2017-1)_(08102017).xlsx” (the “Statistical Receivable Listing File”) that the Sponsor, on behalf of the Depositor, indicated contains the PCD_ACCT_NBR (the “Account Number”) for certain retail motor vehicle installment loans (the “Statistical Receivables”) that are expected to be representative of the Receivables and

ii.	Labeled “pool2017-1_081017_503.8M.csv” and the corresponding record layout and decode information (the “Statistical Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Statistical Receivables as of 31 July 2017 (the “Cut-off Date”),

b.	Imaged copies of:

i.	The note, disclosure and security agreement, addendum to note, disclosure and security agreement or correction letter (collectively and as applicable, the “Contract”),

ii.	The certificate of title, lien and title information report or other related documents (collectively and as applicable, the “Title”),

iii.	The loan subvention authorization form, consumer loan application or other related documents (collectively and as applicable, the “Subvention Program Document”) and

iv.	Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots,” together with the Contract, Title and Subvention Program Document, the “Source Documents”)

relating to the Sample Receivables (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Statistical Data File, which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Statistical Receivable Listing File, Statistical Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Statistical Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Statistical Receivable Listing File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

31 August 2017

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 100 Statistical Receivables from the Statistical Receivable Listing File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to randomly select from the Statistical Receivable Listing File.

For the purpose of the procedures described in this report, the 100 Sample Receivables are referred to as Sample Receivable Numbers 1 through 100.

2.	For each retail motor vehicle installment loan on the Statistical Receivable Listing File and Statistical Data File, we compared the Account Number, as shown on the Statistical Receivable Listing File, to the corresponding Account Number, as shown on the Statistical Data File, and noted that:

a.	All of the Statistical Receivables were included on both the Statistical Receivable Listing File and Statistical Data File and

b.	No retail motor vehicle installment loans other than the Statistical Receivables were included on the Statistical Receivable Listing File or Statistical Data File.

3.	For each Sample Receivable, we performed the following procedures:

a.	We compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Statistical Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

b.	We observed that the corresponding Contract contained a signature in the borrower signature section. We performed no procedures to determine the validity of the signature contained in the borrower signature section of the Contract.

c.	We observed that the corresponding Contract contained truth-in-lending disclosure information.

d.	We observed a lien status code of “3” on the System Screen Shots, which the Sponsor, on behalf of the Depositor, indicated is evidence of a lien status of “lien perfected.” We performed no procedures to verify the validity or authenticity of the “lien perfected” identification code on the System Screen Shots.

Attachment A Page 2 of 2

3. (continued)

e.	We observed that the Sponsor or USAA was the named lien holder or owner on the Title, or that the lien holder had assigned the motor vehicle securing the Sample Receivable to the Sponsor or USAA on the Title. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to truncation or abbreviation.

f.	We observed the existence of a Subvention Program Document for:

(i)	Each Sample Receivable with a PCD_SUBVENTION1 value of “CBS,” “CBSS,” “REM,” “RET” or “RETC,” as shown on the Statistical Data File, and

(ii)	Sample Receivable Number 25

(collectively, the “Subvention Sample Receivables”).

Exhibit 1 to Attachment A Page 1 of 2

Sample Characteristics and Source Documents

Sample Characteristic	Statistical Data File Field Name	Source Document(s)	Note
Account number	PCD_ACCT_NBR	Contract	i.
Borrower state	PCD_CUST_STATE	Contract or System Screen Shots	ii.
Maturity date	PCD_CURR_MAT_DATE	Contract or System Screen Shots	iii.
APR	APR_ROUNDED	(a) Contract or (b) Subvention Program Document, Contract and recalculation	iv.
Original loan principal balance	PCD_ORIG_AMT_FIN	Contract
Original loan term	PCD_ORIG_TERM	Contract and recalculation	v.
New/used vehicle collateral status	PCD_COLLATERAL_CODE	System Screen Shots
Current credit score	PCD_CREDIT_SCORE_CURR	System Screen Shots

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the borrower state Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 5, 15, 19, 20, 24, 27, 50, 54 and 60), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the borrower state Sample Characteristic for Sample Receivable Numbers 5, 15, 19, 20, 24, 27, 50, 54 and 60, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

iii.	For the purpose of comparing the maturity date Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 2, 13, 16 and 19), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the maturity date Sample Characteristic for Sample Receivable Numbers 2, 13, 16 and 19, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

Exhibit 1 to Attachment A Page 2 of 2

Notes: (continued)

iv.	For the purpose of comparing the APR Sample Characteristic for Sample Receivables that are not Subvention Sample Receivables (as defined in Attachment A), the Sponsor, on behalf of the Depositor, instructed us to:

a.	Round the APR, as shown on the Contract, to the second decimal place (XX.XX%) and

b.	Ignore absolute differences of +/- 0.02% or less when comparing the result obtained in a. above to the corresponding information shown on the Statistical Data File.

For the purpose of comparing the APR Sample Characteristic for the Subvention Sample Receivables, the Sponsor, on behalf of the Depositor, instructed us to:

a.	Recalculate the APR by:

(1)	Subtracting the:

(i)	Rate reduction amount, as shown on the Subvention Program Document, from

(ii)	APR, as shown on the Contract, and

(2)	Rounding the result obtained in a. above to the second decimal place (XX.XX%) and

b.	Ignore absolute differences of +/- 0.02% or less when comparing the result obtained in a. above to the corresponding information shown on the Statistical Data File.

v.	For the purpose of comparing the original loan term Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 7, 45 and 66), the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan term by:

a.	Taking the difference in days between the:

(1)	Maturity Date, as shown on the Contract or System Screen Shots (and in accordance with note iii.), and

(2)	Contract Date, as shown on the Contract,

b.	Dividing the result obtained in a. above by 30 and

c.	Rounding the result obtained in b. above to the whole number.

For the purpose of comparing the original loan term Sample Characteristic for Sample Receivables 7, 45 and 66, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan term by:

a.	Taking the difference in days between the:

(1)	Maturity Date and

(2)	Contract Date,

both as shown on the Contract,

b.	Dividing the result obtained in a. above by 30 and

c.	Truncating the result obtained in b. above to the whole number.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.